Note 7 - Inventories (Detail) - Summary of Inventory (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finished goods	$ 2,294	$ 2,447
Work-in-process	1,851	1,980
Raw materials	3,772	3,499
	$ 7,917	$ 7,926